Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

September 9, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                          Virtus-Newfleet Global Multi-Sector Income Fund (the “Fund”)
Initial Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Fund, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Fund’s initial Registration Statement on Form N-2 (the “Registration Statement”).  In addition to the Registration Statement, the Fund has filed via EDGAR its Notification of Registration on Form N-8A.

The Fund is a part of the Virtus Mutual Fund Family, and is advised by Virtus Investment Advisers, Inc.  We respectfully request that the Fund be assigned to an examiner familiar with the Virtus Mutual Fund Family, as certain disclosure regarding the Fund’s investment strategies and risks is similar to that included in registration statements for open-end funds in the Virtus Mutual Fund Family.  Brion Thompson is the regular examiner for the Virtus Mutual Fund Family.

The Fund is a statutory trust organized under the laws of the State of Delaware.  The Fund plans to expand its Board of Trustees, amend and restate its Declaration of Trust, and adopt Bylaws, and expects to reflect such changes, along with any other appropriate changes, in the

Registration Statement via one or more pre-effective amendments.

Please direct questions or comments relating to this filing to me at (215) 564-8050 or, in my absence, to Samuel K. Goldstein at (215) 564-8128.

Very truly yours,

/s/ Alan R. Gedrich
Alan R. Gedrich

Enclosure

cc: Brion Thompson, Esq.
      Kevin Carr, Esq.
      Ann Flood